Nationwide Mutual Funds
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide HighMark Balanced Fund
Nationwide HighMark Large Cap Core Equity Fund
Nationwide HighMark Large Cap Growth Fund
Nationwide HighMark Small Cap Core Fund
Nationwide HighMark Value Fund
Nationwide Ziegler Equity Income Fund
Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Supplement dated October 1, 2014
to the Prospectus dated November 29, 2013 (as revised March 1, 2014)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide Geneva Mid Cap Growth Fund and Nationwide Geneva Small Cap Growth Fund

On October 1, 2014, Geneva Capital Management Ltd. (“Geneva Capital”), subadviser to the Nationwide Geneva Mid Cap Growth Fund and Nationwide Geneva Small Cap Growth Fund, became a wholly owned subsidiary of Henderson Global Investors (North America) Inc., which is a wholly owned subsidiary of Henderson Group plc.  In connection with the transaction, Geneva Capital changed its name to “Geneva Capital Management, LLC.”  All references to Geneva Capital in the Prospectus are amended accordingly.

In addition, on page 73 of the Prospectus under the subsection entitled “Subadvisers,” located under the section entitled “Fund Management, “ the information for Geneva Capital Management Ltd. is hereby deleted and replaced with the following:

GENEVA CAPITAL MANAGEMENT, LLC (“GENEVA CAPITAL”) serves as a subadviser to the Nationwide Geneva Mid Cap Growth Fund and the Nationwide Geneva Small Cap Growth Fund. Geneva Capital is a registered investment adviser under the Advisers Act and is organized as a Delaware limited liability company. Geneva Capital is a wholly owned subsidiary of Henderson Global Investors (North America) Inc. Geneva Capital’s address is 100 E. Wisconsin Avenue, Suite 2550, Milwaukee, WI 53202. As of July 31, 2014, Geneva Capital had approximately $5.8 billion in assets under management. Geneva Capital has been providing investment management services since 1987.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE